STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages		121,299	121,299
Geologist and geophysicist		105,579	105,579
Accounting and legal	80,567	185,943	266,510
Office and other expenses	343	13,685	14,028
Vehicle expenses		6,692	6,692
Claim option expenses	30,000	22,500	52,500
Drilling and excavation		189,280	189,280
Travel and entertainment		16,429	16,429
Assay and related		66,649	103,599
Total expenses	110,910	728,056	875,916
Loss from operations	(110,910)	(728,056)	(875,916)
Impairment of mineral rights and properties purchased from related party	(18,900,000)		(18,900,000)
Impairment of Handcamp division property purchase		(112,700,000)	(112,700,000)
Total impairments	(18,900,000)	(112,700,000)	(131,600,000)
Loss before income taxes	(19,010,910)	(113,428,056)	(132,475,916)
Provision for income taxes
NET LOSS	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)
Basic and fully diluted net loss per share	$ (0.11)	$ (1.36)	$ (1.01)
Weighted average common shares outstanding	176,582,000	83,144,500	131,647,854